Loans And Allowance For Credit Losses	6 Months Ended
Sep. 30, 2012
Loans And Allowance For Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2012 and September 30, 2012 by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2012	September 30, 2012
	(in millions)
Domestic:
Manufacturing	¥11,451,720	¥11,336,593
Construction	1,155,926	1,078,134
Real estate	11,035,029	10,840,929
Services	3,239,688	3,141,775
Wholesale and retail	8,492,234	8,149,769
Banks and other financial institutions(1)	3,511,055	3,620,449
Communication and information services	1,284,585	1,344,696
Other industries	10,390,191	10,883,095
Consumer	17,636,553	17,336,551

Total domestic	68,196,981	67,731,991

Foreign:
Governments and official institutions	554,933	544,170
Banks and other financial institutions(1)	4,722,587	4,668,833
Commercial and industrial	15,675,995	15,559,269
Other	3,238,830	3,446,201

Total foreign	24,192,345	24,218,473

Unearned income, unamortized premiums—net and deferred loan fees—net	(91,083)	(99,586)

Total(2)	¥92,298,243	¥91,850,878

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.

The following is a summary of nonaccrual loans, restructured loans and accruing loans contractually past due 90 days or more at March 31, 2012 and September 30, 2012:

	March 31, 2012	September 30, 2012
	(in millions)
Nonaccrual loans	¥1,189,835	¥1,265,885
Restructured loans	923,129	972,762
Accruing loans contractually past due 90 days or more	65,577	45,404

Total	¥2,178,541	¥2,284,051

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card and UNBC based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information.

The nonaccrual status of loans by class at March 31, 2012 and September 30, 2012 is shown below:

	March 31, 2012	September 30, 2012
	(in millions)
Commercial
Domestic	¥808,757	¥886,386
Manufacturing	199,608	224,727
Construction	39,959	39,974
Real estate	104,690	139,333
Services	84,753	85,636
Wholesale and retail	237,380	254,457
Banks and other financial institutions	7,802	7,239
Communication and information services	33,233	32,613
Other industries	47,931	47,337
Consumer	53,401	55,070
Foreign-excluding UNBC	69,361	75,637
Residential	122,270	134,686
Card	113,450	100,475
UNBC	49,651	43,873

Total(1)	¥1,163,489	¥1,241,057

Note:	(1)

The above table does not include loans held for sale of nil and ¥1,000 million at March 31, 2012 and September 30, 2012, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥23,828 million, at March 31, 2012 and September 30, 2012, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2012 and September 30, 2012:

	Recorded Loan Balance
At March 31, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769
Manufacturing	302,210	56,268	358,478	376,393	187,081
Construction	33,802	22,034	55,836	60,498	19,986
Real estate	112,357	50,982	163,339	176,520	52,165
Services	140,228	36,378	176,606	182,044	74,707
Wholesale and retail	299,637	69,051	368,688	375,464	192,671
Banks and other financial institutions	9,418	253	9,671	11,777	2,314
Communication and information services	39,077	12,534	51,611	54,063	23,278
Other industries	54,183	8,918	63,101	63,336	40,484
Consumer	54,430	22,912	77,342	86,934	24,083
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704
Residential	303,449	23,513	326,962	406,740	102,892
Card	145,123	1,666	146,789	164,659	47,418
UNBC	29,554	14,915	44,469	49,974	5,321

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153

Note:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

	Recorded Loan Balance
At September 30, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,162,283	¥289,189	¥1,451,472	¥1,512,998	¥664,755
Manufacturing	392,967	53,348	446,315	464,349	215,269
Construction	41,426	14,275	55,701	58,686	27,361
Real estate	121,028	73,781	194,809	205,264	51,344
Services	135,206	37,694	172,900	177,533	70,620
Wholesale and retail	323,432	63,741	387,173	396,386	214,843
Banks and other financial institutions	9,328	200	9,528	11,635	2,045
Communication and information services	37,202	13,691	50,893	53,593	23,131
Other industries	48,912	9,442	58,354	60,002	37,694
Consumer	52,782	23,017	75,799	85,550	22,448
Foreign-excluding UNBC	158,737	44	158,781	158,819	93,700
Loans acquired with deteriorated credit quality	33,564	76	33,640	51,144	10,817
Residential	303,492	15,799	319,291	371,999	119,598
Card	134,216	1,488	135,704	151,946	42,853
UNBC	28,693	16,446	45,139	50,500	3,424

Total(2)	¥1,820,985	¥323,042	¥2,144,027	¥2,297,406	¥935,147

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,000 million.

The following table shows information about average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	2011		2012
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,241,661	¥10,997	¥1,392,456	¥11,755
Manufacturing	318,863	3,202	404,754	3,424
Construction	66,902	745	55,772	571
Real estate	178,685	1,161	180,968	1,381
Services	175,769	1,709	174,756	1,663
Wholesale and retail	305,315	2,805	377,918	3,059
Banks and other financial institutions	9,884	29	9,601	61
Communication and information services	57,276	612	51,252	526
Other industries	54,865	476	60,728	438
Consumer	74,102	258	76,707	632
Foreign-excluding UNBC	132,471	395	155,974	1,421
Loans acquired with deteriorated credit quality	36,672	1,967	33,963	1,827
Residential	314,440	3,662	323,282	3,268
Card	152,234	3,474	141,247	3,423
UNBC	46,823	391	44,611	642

Total	¥1,924,301	¥20,886	¥2,091,533	¥22,336

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class during the six months ended September 30, 2012:

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Six months ended September 30, 2012:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	1,776	¥237,366	¥237,366	108	¥8,382
Manufacturing	483	141,964	141,964	14	4,981
Construction	69	4,908	4,908	12	581
Real estate	106	12,766	12,766	1	39
Services	166	15,555	15,555	10	168
Wholesale and retail	709	50,087	50,087	57	1,985
Banks and other financial institutions	4	883	883	—	—
Communication and information services	66	4,450	4,450	5	190
Other industries	38	2,620	2,620	4	310
Consumer	135	4,133	4,133	5	128
Foreign-excluding UNBC	11	9,961	9,494	—	—
Loans acquired with deteriorated credit quality	1	524	524	—	—
Residential	1,434	31,289	31,289	4	89
Card	23,421	14,643	14,444	3,321	2,011
UNBC	468	11,881	11,403	8	319

Total	27,111	¥305,664	¥304,520	3,441	¥10,801

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession for the modification, and the impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2012 was not material.

TDRs for the Commercial and Residential segments in the above table include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan after the modification. Nonaccrual loans that were modified during the six months ended September 30, 2012 amounted to approximately ¥361 billion.

TDRs that subsequently defaulted in the Commercial and Residential segments of the above table includes those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines the default as payment default for the purpose of the disclosure.

As for the Card and UNBC segments, the TDRs in the above table represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment and 60 days or more within the UNBC segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2012 and September 30, 2012 are shown below:

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥160,209 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

At September 30, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,324,781	¥4,309,283	¥886,541	¥51,520,605
Manufacturing	9,794,373	1,274,557	224,726	11,293,656
Construction	839,445	197,382	39,912	1,076,739
Real estate	9,234,931	921,251	139,400	10,295,582
Services	2,656,194	383,635	85,636	3,125,465
Wholesale and retail	7,101,539	757,160	254,457	8,113,156
Banks and other financial institutions	3,218,531	394,572	7,239	3,620,342
Communication and information services	1,203,626	107,851	32,613	1,344,090
Other industries	10,672,147	158,728	47,479	10,878,354
Consumer	1,603,995	114,147	55,079	1,773,221
Foreign-excluding UNBC	18,599,015	1,142,494	74,860	19,816,369
Loans acquired with deteriorated credit quality	34,004	57,243	19,708	110,955

Total	¥64,957,800	¥5,509,020	¥981,109	¥71,447,929

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,228,916	¥137,448	¥15,366,364
Card	¥604,748	¥101,835	¥706,583

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,901,933	¥26,727	¥2,209,815	¥114,444	¥4,252,919

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥96,428 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts assessment on the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15). Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons. Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment, and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2012 and September 30, 2012 are based on March 31, 2012 and September 30, 2012 information, respectively. For the UNBC segment, credit quality indicators at March 31, 2012 and September 30, 2012 are basically based on December 31, 2011 and June 30, 2012 information, respectively.

Past Due Analysis

Ages of past due loans by class at March 31, 2012 and September 30, 2012 are shown below:

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

At September 30, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥60,202	¥69,702	¥129,904	¥51,390,701	¥51,520,605	¥7,597
Manufacturing	8,411	12,139	20,550	11,273,106	11,293,656	85
Construction	1,285	1,439	2,724	1,074,015	1,076,739	23
Real estate	8,745	13,699	22,444	10,273,138	10,295,582	2,153
Services	4,023	4,478	8,501	3,116,964	3,125,465	113
Wholesale and retail	23,858	7,426	31,284	8,081,872	8,113,156	83
Banks and other financial institutions	3	182	185	3,620,157	3,620,342	—
Communication and information services	5,038	5,264	10,302	1,333,788	1,344,090	61
Other industries	2,516	14,745	17,261	10,861,093	10,878,354	4
Consumer	6,323	10,330	16,653	1,756,568	1,773,221	5,075
Foreign-excluding UNBC	7,538	13,059	20,597	19,795,772	19,816,369	206
Residential	92,596	58,932	151,528	15,195,970	15,347,498	36,633
Card	26,731	39,585	66,316	626,611	692,927	—
UNBC	23,238	21,969	45,207	4,248,782	4,293,989	66

Total	¥210,305	¥203,247	¥413,552	¥91,257,836	¥91,671,388	¥44,502

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥3,172 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2011 and 2012 are shown below:

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	65,294	12,322	23,926	16,056	117,598
Recoveries	19,061	113	889	2,616	22,679

Net charge-offs	46,233	12,209	23,037	13,440	94,919
Others(1)	(5,909)	—	—	(813)	(6,722)

Balance at end of period	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Note:	(1)	Others principally include gains from foreign exchange translation.

Six months ended September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	70,963	(1,983)	7,307	3,725	80,012
Charge-offs	40,131	9,921	17,722	8,569	76,343
Recoveries	12,193	224	1,387	1,905	15,709

Net charge-offs	27,938	9,697	16,335	6,664	60,634
Others(1)	(3,809)	—	—	556	(3,253)

Balance at end of period	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Note:	(1)	Others principally include gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2012 and September 30, 2012 are shown below:

At March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

At September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥758,455	¥118,366	¥42,853	¥3,424	¥923,098
Collectively evaluated for impairment	227,458	38,968	16,775	54,335	337,536
Loans acquired with deteriorated credit quality	37,611	2,823	247	317	40,998

Total	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Loans:
Individually evaluated for impairment	¥1,610,253	¥314,434	¥134,833	¥45,139	¥2,104,659
Collectively evaluated for impairment	69,726,721	15,033,064	558,094	4,252,022	89,569,901
Loans acquired with deteriorated credit quality	110,955	18,866	13,656	52,186	195,663

Total(1)	¥71,447,929	¥15,366,364	¥706,583	¥4,349,347	¥91,870,223

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Government-led Loan Restructuring Program

In September 2011, the deposits of ¥161,435 million with the New Fund of the Government-led Loan Restructuring Program were fully collected according to their terms. In June 2012, the entire deposits balance of ¥204,956 million with the Special Fund of the Government-led Loan Restructuring Program, which were included in Other assets at March 31, 2012, were fully collected in accordance with the December 2011 Policy Board Meeting of the Deposit Insurance Corporation. See Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information about Government-led Loan Restructuring Program.